Schedule of company obligations by contractual maturity (Details)	Jun. 30, 2024 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	€ 275,047
Less than a year	264,693
1 to 3 years	10,354
4 to 5 years
More than 5 years
OSR [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	21,267
OSR Operating Leases And Office Rent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Less than a year	15,012
1 to 3 years	6,255
4 to 5 years
More than 5 years
OSR Amended And Restated Licenset Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	166,700
Less than a year	166,700
1 to 3 years
4 to 5 years
More than 5 years
AGC Manufacturing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	75,985
Less than a year	75,985
1 to 3 years
4 to 5 years
More than 5 years
Insurance Policy [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	11,095
Less than a year	6,996
1 to 3 years	4,099
4 to 5 years
More than 5 years